Ordinary shares (Details)						1 Months Ended							7 Months Ended	12 Months Ended
	Jun. 10, 2020 USD ($) $ / shares shares	Aug. 28, 2018 shares	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016 $ / shares shares	May 19, 2019 USD ($) $ / shares shares	Mar. 22, 2018 shares	Jun. 19, 2017 USD ($) $ / shares shares	Sep. 22, 2016 USD ($) shares	Nov. 25, 2015 USD ($) shares	Jan. 31, 2015	Jan. 28, 2015 USD ($) $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 shares
Ordinary shares (Details) [Line Items]
Prior to the completion of the IPO (in Dollars) | $						$ 50,000
Common stock, shares authorized						50,000,000
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares						$ 0.001
Common stock, shares, outstanding																		232,451,900
Vesting period									4 years		5 years
Ordinary shares repurchased								8,630,140
Ordinary shares repurchased price per share (in Dollars per share) | $ / shares								$ 0.96
Ordinary shares repurchased, amount (in Dollars) | $								$ 8,297,880
Reduction of additional paid in capital for cancellation of repurchased ordinary shares (in Dollars) | $								$ 8,298,236
Cumulative revenue (in Yuan Renminbi) | ¥																	¥ 500
Number of shares issued upon conversion		35,004,220
Shares were issued upon vesting of restricted share														3,767,180
Prior to the Completion of the IPO [Member]
Ordinary shares (Details) [Line Items]
Number of shares issued upon conversion	122,072,980
Authorized share capital increased (in Dollars) | $	$ 50,000
Common stock, shares authorized	1,000,000,000
Dividend price per share (in Dollars per share) | $ / shares	$ 0.00005
Dividend (in Dollars) | $	$ 100,000
Stock dividend shares	2,000,000,000
Price per share (in Dollars per share) | $ / shares	$ 0.00005
2018 Stock Option Scheme [Member]
Ordinary shares (Details) [Line Items]
Conversion of shares, basis																55,980,360
Ordinary Shares [Member]
Ordinary shares (Details) [Line Items]
Preferred shares, per value (in Dollars per share) | $ / shares						0.00005
Treasury Stock [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares issued							31,665,280	4,315,080		20,000,000
Series A Preferred Stock [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares transferred					4,000,000
Ordinary shares transferred fair value per share (in Dollars per share) | $ / shares					$ 0.88
Class A Ordinary Shares
Ordinary shares (Details) [Line Items]
Common stock, shares authorized														1,700,000,000	1,700,000,000
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares														$ 0.00005	$ 0.00005
Common stock, shares, outstanding														246,686,120	164,975,400
Shares were issued upon exercise of outstanding stock options													576,720		1,919,760
Shares were issued upon vesting of restricted share															3,000,000
Ordinary Shares were issued for convertible debenture														1,000,000
Aggregate shares														76,943,540
Class A Ordinary Shares | Prior to the Completion of the IPO [Member]
Ordinary shares (Details) [Line Items]
Number of votes per ordinary share	1
Class A Ordinary Shares | IPO [Member]
Ordinary shares (Details) [Line Items]
Common stock, shares, outstanding	159,478,920
Ordinary shares issued	20,100,000
Ordinary shares converted into Class A ordinary share	110,378,920
Ordinary shares issued and sold price per ADS (in Dollars per share) | $ / shares	$ 18
Preferred shares converted into ordinary shares	29,000,000
Class B Ordinary Shares [Member]
Ordinary shares (Details) [Line Items]
Common stock, shares authorized														200,000,000	200,000,000
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares														$ 0.00005	$ 0.00005
Common stock, shares, outstanding														122,072,980	122,072,980
Class B Ordinary Shares [Member] | Prior to the Completion of the IPO [Member]
Ordinary shares (Details) [Line Items]
Number of votes per ordinary share	15
Class B Ordinary Shares [Member] | IPO [Member]
Ordinary shares (Details) [Line Items]
Common stock, shares, outstanding	122,072,980
ADS [Member] | IPO [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares issued	2,010,000
Chaohui Chen [Member] | Class B Ordinary Shares [Member]
Ordinary shares (Details) [Line Items]
Common stock, shares, outstanding	61,346,560
Zhiping Peng [Member] | Class B Ordinary Shares [Member]
Ordinary shares (Details) [Line Items]
Common stock, shares, outstanding	60,726,420
Restricted Shares [Member]
Ordinary shares (Details) [Line Items]
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares												$ 0.00005
Common stock, shares, outstanding																162,897,778
Vesting period									4 years			5 years
Ordinary shares, vested																44,426,667	44,426,667
Board of Directors Chairman [Member]
Ordinary shares (Details) [Line Items]
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares						$ 0.00005
Shares subdivided, number of shares						20
Series A Share Purchase Agreement [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares issued												8,400,000
Ordinary shares issued, total consideration (in Dollars) | $												$ 4,056,206
Series A Share Purchase Agreement [Member] | Series A Preferred Stock [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares issued												25,000,000
Ordinary shares issued, total consideration (in Dollars) | $												$ 9,788,652
A-1 SPA [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares issued										26,575,220
Ordinary shares issued, total consideration (in Dollars) | $										$ 21,555,470
Ordinary shares redemption price compounded annual interest rate				10.00%
A-2 SPA [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares issued									8,502,600
Ordinary shares issued, total consideration (in Dollars) | $									$ 10,000,000
Ordinary shares redemption price compounded annual interest rate			12.00%